Schedule of Movement of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Beginning balance at January 1, 2026 and 2025	$ 1,725	$ 1,725
Allowance for credit losses
Ending balance at June 30, 2026 and 2025	$ 1,725	$ 1,725